Credit Facilities and Mortgage Notes Payable (Miami Loan Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2008
Debt Instrument [Line Items]
Interest rate	9.00%
Miami Loan [Member]
Debt Instrument [Line Items]
Loan agreement amount of loan			$ 32.80
Interest rate		7.00%